Revenue and other operating income (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of revenue sources

(in thousands of USD)	2021				2020 (revised)*
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers (revised)*	FSO	Less: Equity-accounted investees	Total (revised)*

Pool Revenue	136,160	—	11	136,171	697,485	—	594	698,079
Spot Voyages	215,158	—	(2,890)	212,268	409,328	—	(9,799)	399,529
Revenue from contracts with customers	351,318	—	(2,879)	348,439	1,106,813	—	(9,205)	1,097,608

Time Charters	71,331	50,132	(50,132)	71,331	114,030	49,949	(51,246)	112,733
Lease income	71,331	50,132	(50,132)	71,331	114,030	49,949	(51,246)	112,733

Total revenue	422,649	50,132	(53,011)	419,770	1,220,843	49,949	(60,451)	1,210,341

Other operating income	—	—	—	10,255	—	—	—	10,112

* To improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost & revenue elements without impact on the profit (loss) for the period. Please refer to Note 1.6 for further details.